Schedule of Expected Amortization Expense (Details)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 1,214,920
2027	1,214,920
2028	1,214,920
2029	1,214,920
2030	1,205,547
Thereafter	1,962,162
Total	$ 8,027,391